Average Annual Total Returns - Class A Class C and Institutional Class - Technology Fund	Aug. 01, 2021
Class A
Average Annual Return:
1 Year	42.37%
5 Years	23.71%
10 Years	15.93%
Class C
Average Annual Return:
1 Year	47.35%
5 Years	23.98%
10 Years	15.62%